CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NET CASH FLOW FROM OPERATING ACTIVITIES
Net income/(loss)	$ 78.4	$ (208.8)	$ (252.7)
Adjustments for:
Depreciation and amortization	273.8	220.9	197.0
Impairment losses on continuing operations	1.9	2.4	201.7
Loss on sale of subsidiaries and discontinued operations	5.6	0.0	0.7
Share-based payment expense	19.5	10.7	0.0
Other non-cash valuation gains/(losses)	(1.8)	14.7	11.1
Interest income	(8.8)	(6.4)	(3.3)
Interest expense	219.0	397.6	237.5
Foreign currency exchange losses, net & other finance costs	67.6	15.8	(1.6)
Loss on debt extinguishment	31.8	0.0	0.0
Income tax expense	82.8	104.2	48.5
Changes in:
Inventories	(172.4)	(175.1)	(355.2)
Accounts receivables	(35.2)	83.9	(149.1)
Prepaid expenses and other assets	(18.5)	(42.1)	(24.9)
Accounts payables	123.7	(38.7)	115.5
Other liabilities	118.3	80.3	58.8
Cash generated from operating activities	785.7	459.4	84.0
Interest paid	(197.2)	(179.3)	(118.1)
Interest received	6.2	6.9	3.1
Income taxes paid	(170.0)	(88.0)	(60.7)
Total net cash flows from/(used in) operating activities	424.7	199.0	(91.7)
NET CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from disposal of discontinued operations, net of cash disposed	0.0	0.0	20.3
Proceeds from sale of subsidiary	15.5	0.0	0.0
Acquisition of subsidiaries, net of cash	0.0	(3.5)	0.0
Acquisition of property, plant and equipment	(229.1)	(123.6)	(77.7)
Acquisition of intangible assets	(46.3)	(12.7)	(32.1)
Proceeds from sale of property, plant and equipment	4.2	0.5	0.2
Acquisition of non-current financial assets	0.0	0.0	(19.4)
Acquisition of right-of-use assets	(12.6)	(15.5)	(9.9)
Net cash flows used in investing activities	(268.3)	(154.8)	(118.6)
NET CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from current borrowings from financial institutions	376.9	90.0	35.0
Repayments of current borrowings from financial institutions	(325.7)	(35.0)	(35.0)
Net (repayments of)/proceeds from revolving credit facilities	(278.2)	115.0	172.3
Proceeds from non-current borrowings from financial institutions	2,027.3	0.0	0.0
Repayments of non-current borrowings from financial institutions	(3,058.2)	0.0	0.0
Proceeds from/(repayments of) long-term borrowings from related parties	(1,460.5)	(65.9)	11.7
Proceeds from share issuances, net of issuance costs	2,561.4	0.0	0.0
Payments of debt issuance costs	(10.3)	0.0	0.0
Proceeds from exercise of share options	12.1	0.0	0.0
Payments of lease liabilities	(102.3)	(75.4)	(73.5)
Net (repayments of)/proceeds from settlement of derivative contracts	(18.2)	0.0	0.0
Release of derivative contract collateral	17.0	0.0	0.0
Other financing items	(7.3)	6.4	(29.4)
Net cash flows (used in)/from financing activities	(266.0)	35.0	81.1
CHANGE IN CASH AND CASH EQUIVALENTS	(109.6)	79.3	(129.2)
CHANGE IN CASH AND CASH EQUIVALENTS
Cash and cash equivalents at year end	345.4	483.4	402.0
Translation differences	(28.4)	2.1	(36.4)
Cash and cash equivalents at year beginning	483.4	402.0	567.6
CHANGE IN CASH AND CASH EQUIVALENTS	(109.6)	79.3	(129.2)
NON-CASH FINANCING ACTIVITIES
Equitization of related party loans and interest	2,562.0	227.2	0.0
NON-CASH INVESTING ACTIVITIES
Capital expenditures in accounts payable	$ 20.4	$ 22.3	$ (1.0)